UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8544

FPA Funds Trust
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Funds Trust, 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2010

ITEM 1. Schedule of Investments.

FPA Funds Trust’s FPA Crescent Fund

Portfolio of Investments

December 31, 2010 (unaudited)

COMMON STOCKS — LONG	Shares or Principal Amount	Value

ENERGY — 14.3%
Apache Corporation	715,000	$85,249,450
Arkema S.A.	806,000	58,090,596
Ensco plc (ADR)†	4,055,000	216,455,900
Groupe Bruxelles Lambert S.A. (ADR)	485,854	40,905,992
Occidental Petroleum Corporation	1,645,000	161,374,500
Rowan Companies, Inc.	774,000	27,020,340
Total S.A. (ADR)	1,130,000	60,432,400
Transocean Ltd. *	552,000	38,369,520
		$687,898,698
HEALTH CARE — 11.3%
Abbott Laboratories	1,217,000	$58,306,470
Amgen Inc. *	328,600	18,040,140
Covidien plc	3,875,000	176,932,500
Johnson & Johnson	675,000	41,748,750
Omnicare, Inc.	3,795,000	96,355,050
Pfizer Inc.	5,130,000	89,826,300
WellPoint, Inc. *	1,130,000	64,251,800
		$545,461,010
RETAILING — 11.4%
Anheuser-Busch InBev SA/NV (ADR)	1,360,000	$77,642,400
CVS Caremark Corporation	4,483,085	155,876,865
eBay Inc.*	1,143,700	31,829,171
Kraft Foods Inc.	955,000	30,092,050
PetSmart, Inc.	2,200,000	87,604,000
Walgreen Co.	1,114,500	43,420,920
Wal-Mart Stores, Inc.	2,275,000	122,690,750
		$549,156,156
FINANCIAL SERVICES — 6.7%
Aon Corporation	4,383,000	$201,661,830
CIT Group, Inc.*	740,303	34,868,271
Discover Financial Services	1,145,700	21,229,821
Transatlantic Holdings Inc.	760,000	39,231,200
The Travelers Companies, Inc.	465,000	25,905,150
		$322,896,272
TECHNOLOGY — 3.2%
Microsoft Corporation	3,425,000	$95,626,000
Western Digital Corporation *	1,750,000	59,325,000
		$154,951,000

INDUSTRIAL PRODUCTS — 2.5%
AGCO Corporation*	675,000	$34,195,500
Cookson Group plc	3,582,030	36,803,926
Henkel AG & Co. KGaA	550,000	28,414,650
Trinity Industries, Inc.	714,900	19,023,489
		$118,437,565
TELECOMMUNICATIONS — 2.0%
Vodafone Group plc (ADR)	3,600,000	$95,148,000
REAL ESTATE — 1.2%
Countrywide Holdings, Ltd. (Class A)*,‡	3,111,470	$10,923,437
Countrywide Holdings, Ltd. (Class B)*,‡	3,111,470	48,539
Genting Malaysia Berhad	42,531,900	47,116,839
		$58,088,815
AUTOMOTIVE — 0.4%
Group 1 Automotive, Inc.	502,200	$20,971,872
CONSUMER NON-DURABLE GOODS — 0.0%
WestPoint International, Inc.*,‡,(1)	167,161	$1,240,335
WestPoint International, Inc. (rights)*,‡,(1)	149,230	0
		$1,240,335
OTHER COMMON STOCKS — 4.7%		$224,359,397
TOTAL COMMON STOCKS — LONG — 57.7% (Cost $2,313,505,072)		$2,778,609,120

LIMITED PARTNERSHIPS
Endeavour Financial Restoration Fund, L.P.*,(1),‡	32,000,000	$31,516,064
Other		2,682,442
TOTAL LIMITED PARTNERSHIPS — 0.7% (Cost $34,682,442)		$34,198,506

DERIVATIVES/FUTURES
EUR Currency 12/20/10 (14.75M EUR @ $1.39526)*	€25,000,000	$(425,000)
GBP Currency 02/15/11 (8.00M GBP @ $1.5469)*	£8,000,000	(107,200)
JPY Currency 02/16/11 (2B JPY @ 82.398)*	¥2,000,000,000	(364,176)
EUR Currency 01/17/12 (15.00M EUR @ $1.2957)*	€15,000,000	(633,000)
TOTAL DERIVATIVES/FUTURES — 0.0%		$(1,529,376)

BONDS & DEBENTURES

CONVERTIBLE BONDS & DEBENTURES
ENERGY — 0.2%
Transocean Ltd. - 1.50% 12/15/37	$9,888,000	$9,739,680

ADVERTISING — 0.2%
The Interpublic Group of Companies, Inc. — 4.25% 2023	$7,584,000	$8,437,200
FINANCIAL SERVICES — 0.2%
iStar Financial Inc. - 0.79% 2012 (Floating)	$8,911,000	$7,785,986
AUTOMOTIVE — 0.1%
Group 1 Automotive, Inc. — 2.25% 2036	$7,000,000	$6,860,000
OTHER CONVERTIBLE BONDS & DEBENTURES — 0.2%		$7,741,888
TOTAL CONVERTIBLE BONDS & DEBENTURES — 0.9% (31,242,420)		$40,564,754

NON-CONVERTIBLE BONDS & DEBENTURES
CORPORATE BONDS & DEBENTURES
FINANCIAL SERVICES — 8.2%
American Capital, Ltd. — 8.96% 2013	$46,724,000	$48,123,384
American General Finance
— 4% 2011	1,900,000	1,882,862
— 5.625% 2011	26,430,000	26,099,625
— 4.875% 2012	8,141,000	7,652,540
— 5.375% 2012	18,011,000	17,110,450
— 5.9% 2012	357,000	338,257
— 5.85% 2013	3,486,000	3,189,690
— 6.9% 2017	15,366,000	12,484,875
CIT Group Inc.
— 7% 2013	27,060,470	27,601,679
— 7% 2014	12,900,711	13,061,970
— 7% 2015	12,900,711	12,884,585
— 7% 2016	21,501,189	21,635,571
— 7% 2017	30,101,668	30,176,922
— 6.25% 2012 (Floating)‡	12,893,422	13,151,290
Delta Air Lines, Inc. — 7.111% 2011	9,971,000	10,342,420
Ford Credit Europe (Series F)
— 7.875% 2011	£7,950,000	12,463,926
— 7.125% 2012	€14,800,000	20,423,461
International Lease Finance Corporation
— 5.75% 2011	$5,638,000	5,680,285
— 4.75% 2012	5,817,000	5,846,085
— 5.4% 2012	1,628,000	1,636,140
— 5.35% 2012	14,816,000	14,964,160
— 5.3% 2012	7,675,000	7,832,337
— 5.875% 2013	6,976,000	7,052,736
— 6.625% 2013	1,612,000	1,638,276
— 5.65% 2014	5,515,000	5,425,381
— 6.75% 2015 (Floating)‡	2,826,615	2,872,689
— 7% 2016 (Floating)‡	2,073,385	2,117,548

iStar Financial Inc.
— 5.125% 2011	2,272,000	2,249,280
— 5.7% 2014	20,649,000	18,491,180
— 10% 2014	4,242,000	4,228,298
— 6.05% 2015	6,912,000	5,978,880
— 5.875% 2016	18,785,000	16,070,568
— 5.85% 2017	4,950,000	4,158,000
Northwest Airlines Corporation — 6.841% 2011	1,579,000	1,597,301
SLM Corporation — 5.45% 2011	6,280,000	6,337,902
		$392,800,553
REAL ESTATE — 3.8%
Capital Automotive L.P. — 2.76% 2010 (Floating)‡	$62,638,626	$62,951,819
Countrywide Holdings, Ltd. — 10% 2018‡	£8,348,952	12,408,094
Stanwich Mortgage Loan Trust Series
2009-2 — 3.75% ‡	$19,093,497	8,114,736
2010-1A — 3.976% 2047 ‡	22,801,105	11,733,449
2010-2A — 3.095% 2057 ‡	68,713,347	33,690,154
2010-3A — 1.640% 2038 ‡	33,728,166	15,862,356
2010-4A — 3.510% 2049 ‡	79,183,898	36,274,144
		$181,034,752
INDUSTRIAL PRODUCTS — 0.5%
Kion Group
Term Loan B — 2.5103% 2014 (Floating)‡	$12,451,360	$10,583,656
Term Loan C — 2.7603% 2015 (Floating)‡	12,450,655	10,583,057
Thermadyne Holdings Corporation — 10.5% 2014	5,000,000	5,107,500
		$26,274,213
MULTI-INDUSTRY — 0.4%
Leucadia National Corporation — 7.125% 2017	$15,967,000	$16,777,964
AUTOMOTIVE — 0.3%
Penske Automotive Group — 7.75% 2016	$16,390,000	$16,676,825
UTILITIES — 0.3%
RRI Energy, Inc. — 7.625% 2014	$15,230,000	$15,763,050
RETAILING — 0.1%
Sears Roebuck Acceptance Corp. — 6.7% 2012	$6,748,000	6,925,135
BUSINESS SERVICES — 0.1%
First Data Corporation — 3.0063% 2014 (Floating)‡	$4,658,972	$4,286,254
OTHER CONVERTIBLE BONDS & DEBENTURES — 0.0%		$381,604
TOTAL CORPORATE BONDS & DEBENTURES — 13.7%		$660,920,350

U.S. GOVERNMENT & AGENCIES — 12.0%
Federal Home Loan Mortgage Corporation — 5% 2018	$2,878,316	$2,920,656
Federal National Mortgage Association - 0.39% (Floating) 2012	35,570,000	35,548,658

Federal National Mortgage Association — 7.5% 2028	56,354	64,032
U.S. Treasury Notes
— 0.875% 2011	79,085,000	79,159,143
— 1% 2011†	60,000,000	60,262,500
— 4.875% 2011	107,500,000	110,372,271
— 1% 2011	288,500,000	289,942,500
TOTAL U.S. GOVERNMENT & AGENCIES		$578,269,760

SHORT-TERM U.S. GOVERNMENT & AGENCIES — 8.1%
U. S. Treasury Bills
— 0.38% 3/10/11	$50,000,000	$49,989,460
U. S. Treasury Notes
— 0.875% 2011	189,625,000	189,921,289
— 0.875% 2011†	110,000,000	110,240,625
— 0.75% 2011	39,800,000	39,955,471
TOTAL SHORT-TERM U.S. GOVERNMENT & AGENCIES		$390,106,845

TOTAL NON-CONVERTIBLE BONDS & DEBENTURES — 33.8% (Cost $1,484,706,390)		$1,629,296,955

TOTAL INVESTMENT SECURITIES — 93.1% (Cost $3,864,136,324)		$4,481,139,959

SHORT-TERM INVESTMENTS — 8.5%
Short-term Corporate Notes:
General Electric Company — 0.15% 1/3/11	$43,336,000	$43,335,639
Chevron Funding Corporation
— 0.15% 1/4/11	80,000,000	79,999,000
— 0.17% 1/5/12	40,000,000	39,999,244
Exxon Mobil Corporation — 0.1% 1/6/11	50,000,000	49,999,306
Toyota Motor Credit Corporation
— 0.25% 1/13/11	80,000,000	79,993,333
— 0.2% 1/21/12	55,000,000	54,997,678
U. S. Treasury Bills — 0.08% 1/20/11	60,000,000	59,993,333
TOTAL SHORT-TERM INVESTMENTS (Cost $408,317,533)		$408,317,533

TOTAL INVESTMENTS — 101.6% (Cost $4,272,453,857)		$4,889,457,492

COMMON STOCKS — SHORT
American Greetings Corporation (Class A)	(417,000)	$(9,240,720)
Avalonbay Communities, Inc.	(100,400)	(11,300,020)
Banco Bilbao Vizcaya Argentaria, S.A. (ADR)	(197,683)	(2,010,436)

Banco Popular Espanol, S.A.	(280,472)	(1,440,925)
Capital One Financial Corporation	(173,300)	(7,375,648)
Douglas Emmett	(415,400)	(6,895,640)
Essex Propertry Trust, Inc.	(87,900)	(10,039,938)
Federal Realty Investment Trust	(106,800)	(8,322,924)
Frontier Oil Corporation	(235,000)	(4,232,350)
HCP, Inc.	(225,600)	(8,299,824)
Henkel AG & Co KGaA (vorzug preference)	(550,000)	(34,242,560)
Hospitality Properties Trust	(182,300)	(4,200,192)
Intuitive Surgical, Inc. *	(9,900)	(2,551,725)
Jarden Corporation	(102,900)	(3,176,523)
PharMerica Corporation *	(316,600)	(3,625,070)
Pool Corporation	(143,000)	(3,223,220)
Tesoro Corporation	(325,000)	(6,025,500)
Texas Roadhouse, Inc. (Class A) *	(297,000)	(5,099,490)
Urban Outfitters, Inc. *	(130,900)	(4,687,529)
Ventas Inc.	(61,800)	(3,243,264)
Verizon Communications Inc.	(880,000)	(31,486,400)
Other Securities Short		(6,448,253)
TOTAL SECURITIES — SHORT — (3.7)% (Proceeds $149,690,272)		$(177,168,151)

Other assets less liabilities, net — 2.1%		$101,028,407
TOTAL NET ASSETS — 100.0% — NOTE 2		$4,813,317,748

†    Security segregated as collateral for common stocks sold short.

*    Non-income producing securities

‡    Restricted securities.  These securities constituted 5.6% of total net assets at December 31, 2010.

(1) These securities are illiquid and have been valued by the Board of Trustees in accordance with the Fund’s fair value procedures.

      These securities constituted 0.7% of total net assets at December 31, 2010.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price.  Prices for each security are taken from the principal exchange or market in which the security trades.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  However, most fixed income securities are generally valued at prices obtained from pricing vendors.  Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility).  Short-term corporate notes with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Investment Adviser are valued as determined in good faith under guidelines adopted by authority of the Fund’s Board of Trustees.  Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities or investments; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; industry volatility; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of December 31, 2010:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks — Long(a)	$2,766,396,810	$10,971,976	$1,240,334	$2,778,609,120
Limited Partnership	—	—	34,198,506	34,198,506
Derivatives/Futures	—	—	(1,529,376)	(1,529,376)
Convertible Bonds & Debentures — Corporate	—	40,564,754	—	40,564,754
Non-Convertible Bonds & Debentures — Corporate	—	555,245,511	105,674,839	660,920,350
U.S. Government & Agencies	539,736,414	38,533,347	—	578,269,760
Short-Term U.S. Government & Agencies	390,106,845	—	—	390,106,845
Short-Term Investments(b)	—	408,317,533	—	408,317,533
	$3,696,240,068	$1,053,633,121	$139,584,303	$4,889,457,492
Securities — Short	$(177,168,151)	—	—	(177,168,151)

(a)          All common stocks are classified under Level 1, except for the Countrywide Holdings, Ltd. which are classified under Level 2 and Westpoint International Inc, which is classified under Level 3.

The Schedule of Investments provides further information on major security types.

(b)         Comprised solely of short-term investments with maturities of 60 days or less that are valued at amorized cost.

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the quarter ended December 31, 2010:

Investment	Beginning Value at October 1, 2010	Net Realized and Unrealized Gains (Losses)	Net Purchases (Sales)	Net Transfers In (Out)	Ending Value at December 31, 2010

Common Stocks — Long	$1,380,750	$(140,416)	—	—	$1,240,334
Limited Partnership	31,278,432	237,632	$2,682,442	—	34,198,506
Derivatives/Futures	—	(1,529,376)	—	—	(1,529,376)
Non-Convertible Bonds & Debentures — Corporate	123,045,310	10,681,734	(28,052,205)	—	105,674,839
	$155,704,492	$9,249,574	$(25,369,763)	—	$139,584,303

NOTE 2 — Federal Income Tax

The cost at December 31, 2010 (excluding securities sold short) was $3,859,125,489 for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$659,609,160
Gross unrealized depreciation:	(37,594,690)
Net unrealized appreciation:	$622,014,470

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ STEVEN T. ROMICK
Steven T. Romick, President
(Principal Executive Officer)

Date:	February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ STEVEN T. ROMICK
Steven T. Romick, President
(Principal Executive Officer)

Date:	February 25, 2011

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:	February 25, 2011